Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	Charter Financial Corp
Entity Central Index Key	0001478726
Entity Filer Category	Smaller Reporting Company